GOODWILL AND OTHER INTANGIBLE ASSETS Q - Schedule of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance, beginning of period	$ 58,037	$ 44,257
Additions due to acquisitions (Note 3)	4,622	13,780
Balance, end of period	$ 62,659	$ 58,037